Convertible Promissory Note - Related Party	12 Months Ended
Dec. 31, 2013
Convertible Promissory Note - Related Party [Abstract]
CONVERTIBLE PROMISSORY NOTE - RELATED PARTY

NOTE 11 — CONVERTIBLE PROMISSORY NOTE — RELATED PARTY

On January 28, 2011, the Company issued a 7% $51,000 convertible promissory note to Mr. Meller (“Convertible Note”). The note is not collateralized. On January 4, 2012 the holder of the Convertible Note, Mr. Meller, converted $30,458 into 2,005,139 shares of Common Stock. In addition, the holder had sold $13,488 of the Convertible Note to certain employees of the Company for cash in January 2012, in accordance with options which were granted to such employees in January 2011, which were immediately converted into 887,984 shares of Common Stock. The additional fair value of the shares issued to the employees upon conversion was recorded as share-based compensation of $719,000 which was recorded as a charge in the consolidated statement of operations. In December 2012, the remaining balance of the note was repaid to Mr. Meller in the amount of $7,054.

The outstanding balances at December 31, 2013 and 2012 were $-0. The accrued interest was paid in full in March 2013.